Share based payment (Schedule of details regarding the stock option plans) (Details)	12 Months Ended
	Dec. 31, 2025 Share ₪ / shares	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share ₪ / shares	Dec. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, opening balance	103,676	103,676	141,500	141,500
Expired during the year	(2,792)	(2,792)	0	0
Exercised during the year	(100,884)	(100,884)	(37,824)	(37,824)
Granted during the year	275,000	275,000	0	0
Number of options, closing balance	275,000	275,000	103,676	103,676
Weighted average exercise price, opening balance | (per share)	₪ 49.16	$ 16.77	₪ 49.88
Expired during the year | (per share)	49.16	16.77	0
Exercised during the year | (per share)	49.16	16.77	49.16
Granted during the year | (per share)	53.51	16.77	0
Weighted average exercise price, closing balance | (per share)	₪ 53.51	$ 16.77	₪ 49.16	$ 16.77